Shareholders’ (Deficiency) Equity - Schedule of Summary of RSUs Under the Plan (Details) - RSUs [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Summary of RSUs Under the Plan [Line Items]
Unvested RSUs, Outstanding at beginning of year | shares	813,268
Weighted-average grant date fair value per share, Outstanding at beginning of year | $ / shares	$ 5.68
Unvested RSUs, Granted | shares	796,127
Weighted-average grant date fair value per share, Granted | $ / shares	$ 2.88
Unvested RSUs, Vested | shares	(687,356)
Weighted-average grant date fair value per share, Vested | $ / shares	$ 4.5
Unvested RSUs, Forfeited | shares	(64,140)
Weighted-average grant date fair value per share, Forfeited | $ / shares	$ 3.84
Unvested RSUs, Outstanding at end of year | shares	857,899
Weighted-average grant date fair value per share, Outstanding at end of year | $ / shares	$ 4.24